Organization (Tables)	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
Acquisition date fair values of the assets acquired, liabilities assumed and net asset acquired

Cash consideration	$141,749

Assets
Cash and cash equivalents	$28,126
Restricted cash and cash equivalents	111,757
Rent receivables	2,311
Flight equipment held for operating leases	1,268,730
Deferred tax asset, net	4,472
Fair value of derivative asset	836
Other assets	17,154

Total assets	1,433,386

Liabilities
Accounts payable and accrued liabilities	1,039
Rentals received in advance	8,252
Security deposits	20,505
Maintenance payment liability	70,342
Borrowings under aircraft acquisition facilities, net	1,172,811
Fair value of derivative liabilities	11,270
Other liabilities	7,418

Total liabilities	1,291,637

Net asset acquired	$141,749

Pro forma statement of operations

	Year ended December 31, 2011	Year ended December 31, 2010
	(Dollars in thousands)
Pro forma total revenue (1)	$372,752	$416,290
Pro forma total expenses (2)	369,288	365,933
Pro forma net (loss) income	(1,924)	40,777

(1)	Pro forma total revenue for 2010 included (i) end of lease revenues of $21.4 million and (ii) gain on sale of option to purchase notes payable of $12.5 million.
(2)	Pro forma total expenses for 2011 included (i) aircraft impairment of $7.5 million and $13.0 million recorded by Fly and GAAM, respectively and (ii) acquisition related expenses totaling $18.0 million. Pro forma total expenses for 2010 included an aircraft impairment of $20.8 million recorded by GAAM.